Income taxes - Movement in deferred tax assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Reconciliation of changes in deferred tax liability (asset) [abstract]
At the beginning	¥ 183,520	¥ 87,807
Charged to profit or loss (continuing operations)	(13,085)	95,730
Exchange rate difference	(1,883)	(17)
At the end	168,552	183,520
Unused tax losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
At the beginning	28,567	9,594
Charged to profit or loss (continuing operations)	6,278	19,255
Exchange rate difference	(592)	(282)
At the end	34,253	28,567
Intra-group unrealized profits
Reconciliation of changes in deferred tax liability (asset) [abstract]
At the beginning	37,709	25,587
Charged to profit or loss (continuing operations)	(22,931)	12,180
Exchange rate difference	(82)	(58)
At the end	14,696	37,709
Credit loss and impairment
Reconciliation of changes in deferred tax liability (asset) [abstract]
At the beginning	50,881	51,001
Charged to profit or loss (continuing operations)	683	(485)
Exchange rate difference	(1,217)	365
At the end	50,347	50,881
Loss from waiver of intercompany receivables of discontinued operations
Reconciliation of changes in deferred tax liability (asset) [abstract]
At the beginning	61,548
Charged to profit or loss (continuing operations)	0	61,548
At the end	61,548	61,548
Others
Reconciliation of changes in deferred tax liability (asset) [abstract]
At the beginning	4,815	1,625
Charged to profit or loss (continuing operations)	2,885	3,232
Exchange rate difference	8	(42)
At the end	¥ 7,708	¥ 4,815